Quarterly Financial Information (Unaudited) - Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net interest income	$ 789	$ 799	$ 784	$ 795	$ 832	$ 819	$ 746	$ 811	$ 3,167	$ 3,208	$ 3,529
Less: provisions for loan losses	190	207	201	241	314	270	243	253	839	1,080	1,295
Net interest income after provisions for loan losses	599	592	583	554	518	549	503	558	2,328	2,128	2,234
Gains (losses) on derivative and hedging activities, net	(128)	(127)	18	(31)	(28)	(233)	6	(372)	(268)	(628)	(959)
Other income	203	196	472	281	256	202	176	238
Operating expenses	305	257	244	235	226	220	216	236	1,042	897	1,005
Goodwill and acquired intangible asset impairment and amortization expense	3	4	3	3	14	5	5	5	13	27	21
Restructuring and other reorganization expenses	26	12	23	10	1	2	3	4	72	11	12
Income tax expense	129	136	299	211	157	104	169	68	776	498	328
Net income from continuing operations	211	252	504	345	348	187	292	111	1,311	939	597
Income (loss) from discontinued operations, net of taxes	59	8	38	1			(1)		106	(2)	35
Net income	270	260	542	346	348	187	291	111	1,417	937	632
Less: net loss attributable to noncontrolling interest			(1)			(1)	(1)	(1)	(1)	(2)	(1)
Net income attributable to SLM Corporation	270	260	543	346	348	188	292	112	1,418	939	633
Preferred stock dividends	5	5	5	5	5	5	5	5	20	20	18
Net income attributable to SLM Corporation common stock	$ 265	$ 255	$ 538	$ 341	$ 343	$ 183	$ 287	$ 107	$ 1,398	$ 919	$ 615
Basic earnings per common share attributable to SLM Corporation:
Continuing operations	$ 0.47	$ 0.56	$ 1.14	$ 0.76	$ 0.75	$ 0.39	$ 0.59	$ 0.21	$ 2.94	$ 1.93	$ 1.12
Discontinued operations	$ 0.14	$ 0.02	$ 0.08						$ 0.24		$ 0.07
Total	$ 0.61	$ 0.58	$ 1.22	$ 0.76	$ 0.75	$ 0.39	$ 0.59	$ 0.21	$ 3.18	$ 1.93	$ 1.19
Diluted earnings per common share attributable to SLM Corporation:
Continuing operations	$ 0.47	$ 0.55	$ 1.12	$ 0.74	$ 0.74	$ 0.39	$ 0.59	$ 0.21	$ 2.89	$ 1.90	$ 1.11
Discontinued operations	$ 0.13	$ 0.02	$ 0.08						$ 0.23		$ 0.07
Total	$ 0.60	$ 0.57	$ 1.20	$ 0.74	$ 0.74	$ 0.39	$ 0.59	$ 0.21	$ 3.12	$ 1.90	$ 1.18